Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000013166
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 1,031,361,007
Holdings Count | Holding	421
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,031,361,007
# of Portfolio Holdings	421
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.0%
Housing	3.1%
Hospital	4.1%
Other Revenue	7.7%
Education	7.8%
Transportation	12.0%
General Obligations	51.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.3%
BB	3.6%
BBB	2.8%
A	14.3%
AA	65.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013168
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ECCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[2]
AssetsNet	$ 1,031,361,007
Holdings Count | Holding	421
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,031,361,007
# of Portfolio Holdings	421
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.0%
Housing	3.1%
Hospital	4.1%
Other Revenue	7.7%
Education	7.8%
Transportation	12.0%
General Obligations	51.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.3%
BB	3.6%
BBB	2.8%
A	14.3%
AA	65.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063954
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
AssetsNet	$ 1,031,361,007
Holdings Count | Holding	421
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,031,361,007
# of Portfolio Holdings	421
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.0%
Housing	3.1%
Hospital	4.1%
Other Revenue	7.7%
Education	7.8%
Transportation	12.0%
General Obligations	51.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.3%
BB	3.6%
BBB	2.8%
A	14.3%
AA	65.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013108
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[4]
AssetsNet	$ 136,115,190
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$136,115,190
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.6%
Housing	5.1%
Water and Sewer	5.5%
Transportation	8.5%
Special Tax Revenue	11.8%
General Obligations	13.8%
Hospital	19.2%
Education	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	3.9%
B	0.9%
BB	5.1%
BBB	8.4%
A	10.3%
AA	51.5%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034083
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[5]
AssetsNet	$ 136,115,190
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$136,115,190
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.6%
Housing	5.1%
Water and Sewer	5.5%
Transportation	8.5%
Special Tax Revenue	11.8%
General Obligations	13.8%
Hospital	19.2%
Education	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	3.9%
B	0.9%
BB	5.1%
BBB	8.4%
A	10.3%
AA	51.5%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[6]
AssetsNet	$ 136,115,190
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$136,115,190
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.6%
Housing	5.1%
Water and Sewer	5.5%
Transportation	8.5%
Special Tax Revenue	11.8%
General Obligations	13.8%
Hospital	19.2%
Education	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	3.9%
B	0.9%
BB	5.1%
BBB	8.4%
A	10.3%
AA	51.5%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013123
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class A
Trading Symbol	EANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[7]
AssetsNet	$ 4,064,483,282
Holdings Count | Holding	628
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,064,483,282
# of Portfolio Holdings	628
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Housing	3.5%
Lease Rev./Cert. of Participation	3.8%
Electric Utilities	4.2%
Other Revenue	4.7%
Education	4.7%
Hospital	6.2%
Water and Sewer	10.6%
Special Tax Revenue	11.1%
Transportation	18.8%
General Obligations	25.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	3.9%
A	15.3%
AA	56.6%
AAA	18.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013125
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[8]
AssetsNet	$ 4,064,483,282
Holdings Count | Holding	628
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,064,483,282
# of Portfolio Holdings	628
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Housing	3.5%
Lease Rev./Cert. of Participation	3.8%
Electric Utilities	4.2%
Other Revenue	4.7%
Education	4.7%
Hospital	6.2%
Water and Sewer	10.6%
Special Tax Revenue	11.1%
Transportation	18.8%
General Obligations	25.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	3.9%
A	15.3%
AA	56.6%
AAA	18.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013126
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[9]
AssetsNet	$ 4,064,483,282
Holdings Count | Holding	628
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,064,483,282
# of Portfolio Holdings	628
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Housing	3.5%
Lease Rev./Cert. of Participation	3.8%
Electric Utilities	4.2%
Other Revenue	4.7%
Education	4.7%
Hospital	6.2%
Water and Sewer	10.6%
Special Tax Revenue	11.1%
Transportation	18.8%
General Obligations	25.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	3.9%
A	15.3%
AA	56.6%
AAA	18.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013130
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[10]
AssetsNet	$ 417,387,196
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,387,196
# of Portfolio Holdings	227
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.3%
Lease Rev./Cert. of Participation	3.4%
Industrial Development Revenue	4.2%
Housing	6.1%
Water and Sewer	8.5%
Education	10.7%
General Obligations	12.0%
Transportation	19.9%
Special Tax Revenue	20.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.3%
B	1.4%
BB	1.6%
BBB	11.6%
A	9.0%
AA	53.6%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013132
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[11]
AssetsNet	$ 417,387,196
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,387,196
# of Portfolio Holdings	227
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.3%
Lease Rev./Cert. of Participation	3.4%
Industrial Development Revenue	4.2%
Housing	6.1%
Water and Sewer	8.5%
Education	10.7%
General Obligations	12.0%
Transportation	19.9%
Special Tax Revenue	20.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.3%
B	1.4%
BB	1.6%
BBB	11.6%
A	9.0%
AA	53.6%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063949
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class I
Trading Symbol	EINYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[12]
AssetsNet	$ 417,387,196
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,387,196
# of Portfolio Holdings	227
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	14.3%
Lease Rev./Cert. of Participation	3.4%
Industrial Development Revenue	4.2%
Housing	6.1%
Water and Sewer	8.5%
Education	10.7%
General Obligations	12.0%
Transportation	19.9%
Special Tax Revenue	20.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.3%
B	1.4%
BB	1.6%
BBB	11.6%
A	9.0%
AA	53.6%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013139
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class A
Trading Symbol	ETOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[13]
AssetsNet	$ 194,888,875
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$194,888,875
# of Portfolio Holdings	152
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Housing	3.4%
Other Revenue	3.5%
Special Tax Revenue	3.8%
Water and Sewer	4.1%
Transportation	4.5%
Electric Utilities	8.7%
Hospital	14.3%
Education	15.4%
General Obligations	36.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	4.6%
A	14.4%
AA	71.3%
AAA	4.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013141
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class C
Trading Symbol	ECOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%	[14]
AssetsNet	$ 194,888,875
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$194,888,875
# of Portfolio Holdings	152
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Housing	3.4%
Other Revenue	3.5%
Special Tax Revenue	3.8%
Water and Sewer	4.1%
Transportation	4.5%
Electric Utilities	8.7%
Hospital	14.3%
Education	15.4%
General Obligations	36.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	4.6%
A	14.4%
AA	71.3%
AAA	4.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092721
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class I
Trading Symbol	EIOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[15]
AssetsNet	$ 194,888,875
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$194,888,875
# of Portfolio Holdings	152
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Housing	3.4%
Other Revenue	3.5%
Special Tax Revenue	3.8%
Water and Sewer	4.1%
Transportation	4.5%
Electric Utilities	8.7%
Hospital	14.3%
Education	15.4%
General Obligations	36.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	4.1%
BB	1.4%
BBB	4.6%
A	14.4%
AA	71.3%
AAA	4.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized